Long-Term Debt - Interest Expense and Other Financing Costs (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Interest Expense, Debt, Excluding Amortization									$ 90,801	$ 72,552	$ 47,651
Amortization of Financing Costs									7,561	7,786	6,541
Amortization of Debt Discount (Premium)									0	7,352	15,502
Interest Expense, Other									9,059	11,717	6,835
Interest Expense, Construction in Progress, Contra									1,818	2,345	1,948
Interest Expense	$ 26,434	$ 26,896	$ 27,316	$ 24,957	$ 22,054	$ 18,250	$ 27,801	$ 28,957	105,603	97,062	74,581
Western Refining, Inc. [Member]
Debt Instrument [Line Items]
Interest Expense, Debt, Excluding Amortization									45,248	51,114	42,768
Northern Tier Energy LP [Member]
Debt Instrument [Line Items]
Interest Expense, Debt, Excluding Amortization									24,474	20,342	4,883
Western Refining Logistics, LP [Member]
Debt Instrument [Line Items]
Interest Expense, Debt, Excluding Amortization									$ 21,079	$ 1,096	$ 0